Income Taxes (Details) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current tax
- Hong Kong	HKD 14,310	HKD 22,020	HKD 23,550
- PRC	16,218	6,393	3,429
- Other countries	(1,039)	(2,252)	609
Deferred tax	757	(2,681)	(23,854)
Income Tax Expense (Benefit)	HKD 30,246	HKD 23,480	HKD 3,734